Revenue and deferred revenue - Schedule of net sale by product (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 63,216	$ 45,217
EGRIFTA® net sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	35,520	36,329
Trogarzo® net sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 27,696	$ 8,888